Rule 497 (e)
                                      Registration Nos. 333-174332 and 811-22559


                      FIRST TRUST EXCHANGE-TRADED FUND IV

                        FIRST TRUST STRATEGIC INCOME ETF
                                  (the "Fund")

                      SUPPLEMENT TO THE FUND'S PROSPECTUS
                              DATED MARCH 1, 2016


                              DATED JUNE 29, 2016

            Notwithstanding anything to the contrary in the Fund's Prospectus, the fifth bullet point of the section entitled "Summary Information-Principal Investment Strategies-Equity Securities" is replaced in its entirety with the following:

            o The Management Team applies a proprietary mean-variance optimization (MVO) method to risk-weight the stocks. The MVO process also limits security weights to approximately 4% and applies sector/industry caps and minimum thresholds for price-per-share, liquidity (average daily trading volume) and market-capitalization.




   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE